Cover	Jul. 21, 2026
Cover [Abstract]
Entity Registrant Name	Community Bancorp/VT
Entity Central Index Key	0000718413
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Emerging Growth Company	false
Document Period End Date	Jul. 21, 2026
Entity File Number	000-16435
Entity Incorporation State Country Code	VT
Entity Tax Identification Number	03-0284070
Entity Address Address Line 1	4811 US Route 5
Entity Address City Or Town	Derby
Entity Address State Or Province	VT
Entity Address Postal Zip Code	05829
City Area Code	802
Local Phone Number	334-7915
Security 12b Title	Common Stock, $2.50 Par value per share
Trading Symbol	CMTV
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Issuer Tender Offer	false
Pre Commencement Tender Offer	false